united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23602

           Humankind Benefit Corporation

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

           HSC Agent Services, Inc.

           245 W Chase Street, Baltimore, MD 21217

(Name and address of agent for service)

Registrant's telephone number, including area code: 646-838-4352

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders. The N-CSR was amended to correct the inception date noted on the Portfolio Review page.

HKND

Annual Report

December 31, 2022

1-888-557-6692

www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

Humankind US Stock ETF
MANAGEMENT DISCUSSION & ANALYSIS (Unaudited)
December 31, 2022

In 2022, the US equity market suffered its worst annual decline since 2008 with the S&P 500 benchmark posting a -19.44% return. The high inflation that seemed potentially transitory in late 2021 persisted throughout 2022, compounded by the additional shock to certain commodity prices due to Russia’s unanticipated invasion of Ukraine near the end of February. The continued rise in inflation forced a change to the policy stance of the Federal Reserve and most other central banks around the world. The highest rates of inflation in 40 years resulted in the most aggressive series of interest rate hikes in the US since the early 1980s. The Fed raised rates a total of seven times between March and December with four of those hikes coming in at 75 basis points. This shift to a higher rate environment, uncertainties about the trajectory of future inflation and the risks of recession, as well as pressure on earnings expectations contributed to the overall decline in stocks.

In 2022, the fund returned -9.05% compared to -17.77% for the benchmark S&P 1500 index. This divergence of 8.72% can be attributed to the sharper decline in technology names and other speculative sectors of the market, as is evidenced by the sharp decline of -33.10% for the Nasdaq Composite in 2022. Although the divergence continued to widen throughout the year, the majority of the move had occurred by the end of June, when the performance gap was already at 7.11%.

Sector performance in the fund was bifurcated. The information technology sector and communication services posted performance of -28.12% and -29.90%. These were joined by the interest rate and economically sensitive sectors of consumer discretionary and real estate, which had a return of -28.59% and -32.98%. The best performing sectors were materials, consumer staples, and healthcare, with returns of 8.93%, -1.59% and -5.36% respectively. The funds high allocation to healthcare at 32.58% and consumer staples at 15.57% and the consequently lower allocation to technology accounted for performance ahead of its benchmark.

Focusing on the individual company level, the top five contributing companies were Corteva, Abbvie, Merck, Eli Lilly, and McKesson with estimated return contributions of .65%, .61%, .55%, .36% and .30% respectively. The five largest detractors from performance were Alphabet, Apple, Verizon, Microsoft, and American Water Works with estimated return contributions of -2.33%, -.98%, -.79%, -.76% and -.45% respectively.

7034-NLD 01/12/2023

Humankind US Stock ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the year ended December 31, 2022, compared to its benchmark:

	For the Year Ended	Since
Fund/Index	December 31, 2022	Inception**
Humankind US Stock ETF	-9.05%	4.98%
Humankind US Stock ETF — Market Price	-9.15%	4.94%
S&P Composite 1500 TR ***	-17.77%	0.71%
Humankind US Equity Index ****	-9.04%	5.05%

Comparison of Change in Value of $10,000 Investment

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (2/23/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.11% per the April 29, 2022 prospectus. Please see the Financial Highlights for a most recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-888-557-6692.

Humankind US Stock ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
December 31, 2022

**	As of the close of business on February 23, 2021

***	The S&P Composite 1500 TR combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

****	“The Humankind US Equity Index (the “Index”) is designed to provide exposure to approximately 1,000 U.S. listed public companies that, Humankind Investments LLC (“Index Sponsor”) has determined to have the most positive impact on humanity, defined as investors, customers, employees, and members of society. The Index’s methodology is owned and compiled by the Index Sponsor and utilizes an independent index calculation agent, Solactive AG, to calculate, publish, and maintain the index market value on a daily basis.

The index methodology also seeks to, although is under no obligation to, follow the principles of the United Nations Principles for Responsible Investment (“UNPRI”). For the Index, this particularly includes incorporating environmental, social, and corporate governance issues into the Index Sponsor’s investment analysis and decision-making processes. Additional information related to the UNPRI is available at: https://www.unpri.org/.

Portfolio Composition as of December 31, 2022

Portfolio Composition (Unaudited)	% of Net Assets
Common Stocks	99.8%
Other Assets in Excess of Liabilities	0.2%
100.0%

Industry Composition (Unaudited)	% of Net Assets
Biotech & Pharma	15.7%
Health Care Facilities & Services	11.2%
Chemicals	6.4%
Medical Equipment & Devices	5.5%
Telecommuncations	5.2%
Household Products	5.0%
Technology Hardware	4.9%
Internet Media & Services	4.4%
Machinery	4.1%
Wholesale - Consumer Staples	3.9%
Other Assets and Other Liabilities - Net	33.7%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING — 0.1%
1,816	Interpublic Group of Companies, Inc.	$60,491
1,237	Omnicom Group, Inc.	100,902
		161,393
	AEROSPACE & DEFENSE — 0.0%(a)
211	Barnes Group, Inc.	8,619
83	Moog, Inc., Class A	7,284
30	Teledyne Technologies, Inc.(b)	11,998
		27,901
	APPAREL & TEXTILE PRODUCTS — 0.1%
102	Carter’s, Inc.	7,610
3,480	Figs, Inc.(b)	23,421
1,402	Fossil Group, Inc.(b)	6,043
1,856	Hanesbrands, Inc.	11,804
783	Levi Strauss & Company, Class A	12,152
326	PVH Corporation	23,012
123	Ralph Lauren Corporation	12,997
837	VF Corporation	23,110
		120,149
	ASSET MANAGEMENT — 0.4%
63	Affiliated Managers Group, Inc.	9,981
176	Ameriprise Financial, Inc.	54,801
692	Ares Management Corporation, Class A	47,360
111	BlackRock, Inc.	78,658
1,428	Carlyle Group, Inc.	42,612
1,073	Charles Schwab Corporation	89,338
116	F&G Annuities & Life, Inc.(b)	2,321
739	Franklin Resources, Inc.	19,495
1,204	Invesco Ltd.	21,660
129	LPL Financial Holdings, Inc.	27,886
977	ODP Corporation (The)(b)	44,493
75	OmniAb, Inc. - Earnout shares(b)	249
392	Raymond James Financial, Inc.	41,885
363	Stifel Financial Corporation	21,188
270	T Rowe Price Group, Inc.	29,446
		531,373

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	AUTOMOTIVE — 0.1%
4,943	Goodyear Tire & Rubber Company(b)	$50,171
7,464	Luminar Technologies, Inc.(b)	36,947
233	Tesla, Inc.(b)	28,701
		115,819
	BANKING — 2.1%
273	Associated Banc-Corporation	6,304
16,834	Bank of America Corporation	557,541
144	Bank OZK	5,769
191	BankUnited, Inc.	6,488
88	BOK Financial Corporation	9,134
4,634	Citigroup, Inc.	209,596
892	Citizens Financial Group, Inc.	35,118
271	Comerica, Inc.	18,116
101	Commerce Bancshares, Inc.	6,858
51	Cullen/Frost Bankers, Inc.	6,819
155	East West Bancorp, Inc.	10,215
1,181	Fifth Third Bancorp	38,749
11	First Citizens BancShares, Inc., Class A	8,342
493	First Horizon Corporation	12,079
169	First Republic Bank	20,599
500	FNB Corporation	6,525
329	Hilltop Holdings, Inc.	9,873
2,120	Huntington Bancshares, Inc.	29,892
5,211	JPMorgan Chase & Company	698,794
1,986	KeyCorporation	34,596
219	M&T Bank Corporation	31,768
906	New York Community Bancorp, Inc.	7,792
917	PNC Financial Services Group, Inc.	144,831
1,475	Regions Financial Corporation	31,801
67	Signature Bank	7,720
92	SVB Financial Group(b)	21,173
241	Synovus Financial Corporation	9,050
1,964	Truist Financial Corporation	84,511
2,453	US Bancorp	106,975
149	Webster Financial Corporation	7,054

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING — 2.1% (Continued)
9,067	Wells Fargo & Company	$374,376
114	Western Alliance Bancorp	6,790
96	Wintrust Financial Corporation	8,114
304	Zions Bancorp NA	14,945
		2,588,307
	BEVERAGES — 1.4%
4,464	Coca-Cola Company	283,955
33	Coca-Cola Consolidated, Inc.	16,908
5,239	Keurig Dr Pepper, Inc.	186,823
89	Monster Beverage Corporation(b)	9,036
6,535	PepsiCo, Inc.	1,180,613
3,053	Primo Water Corporation	47,444
		1,724,779
	BIOTECH & PHARMA — 15.7%
797	2seventy bio, Inc.(b)	7,468
13,898	AbbVie, Inc.	2,246,055
1,393	ACADIA Pharmaceuticals, Inc.(b)	22,177
248	Agios Pharmaceuticals, Inc.(b)	6,964
123	Albireo Pharma, Inc.(b)	2,658
730	Alector, Inc.(b)	6,738
494	Allogene Therapeutics, Inc.(b)	3,107
481	Alnylam Pharmaceuticals, Inc.(b)	114,310
4,083	Amgen, Inc.	1,072,358
970	Amicus Therapeutics, Inc.(b)	11,844
460	Amphastar Pharmaceuticals, Inc.(b)	12,889
136	AnaptysBio, Inc.(b)	4,215
299	Anavex Life Sciences Corporation(b)	2,769
107	ANI Pharmaceuticals, Inc.(b)	4,305
499	Apellis Pharmaceuticals, Inc.(b)	25,803
209	Arcturus Therapeutics Holdings, Inc.(b)	3,545
315	Arcus Biosciences, Inc.(b)	6,514
201	Arcutis Biotherapeutics, Inc.(b)	2,975
859	Arrowhead Pharmaceuticals, Inc.(b)	34,841
280	Arvinas, Inc.(b)	9,579
553	Atara Biotherapeutics, Inc.(b)	1,814

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA — 15.7% (Continued)
720	Avid Bioservices, Inc.(b)	$9,914
115	Axsome Therapeutics, Inc.(b)	8,870
310	Beam Therapeutics, Inc.(b)	12,124
813	BioCryst Pharmaceuticals, Inc.(b)	9,333
2,021	Biogen, Inc.(b)	559,655
36	Biohaven Ltd.(b)	500
1,283	BioMarin Pharmaceutical, Inc.(b)	132,778
496	Blueprint Medicines Corporation(b)	21,730
623	Bridgebio Pharma, Inc.(b)	4,747
25,576	Bristol-Myers Squibb Company	1,840,192
141	Cassava Sciences, Inc.(b)	4,165
363	Catalyst Pharmaceuticals, Inc.(b)	6,752
301	Cerevel Therapeutics Holdings, Inc.(b)	9,494
124	Chinook Therapeutics, Inc.(b)	3,249
869	Coherus Biosciences, Inc.(b)	6,882
620	Corcept Therapeutics, Inc.(b)	12,592
232	Crinetics Pharmaceuticals, Inc.(b)	4,246
380	CTI BioPharma Corporation(b)	2,284
426	Cytokinetics, Inc.(b)	19,519
151	Deciphera Pharmaceuticals, Inc.(b)	2,475
565	Denali Therapeutics, Inc.(b)	15,713
188	Design Therapeutics, Inc.(b)	1,929
85	DICE Therapeutics, Inc.(b)	2,652
726	Dynavax Technologies Corporation(b)	7,725
103	Eagle Pharmaceuticals, Inc.(b)	3,011
738	Editas Medicine, Inc.(b)	6,546
1,250	Elanco Animal Health, Inc.(b)	15,275
5,054	Eli Lilly and Company	1,848,954
1,973	Emergent BioSolutions, Inc.(b)	23,301
213	Enanta Pharmaceuticals, Inc.(b)	9,909
1,852	EQRx, Inc.(b)	4,556
560	Erasca, Inc.(b)	2,414
334	Evolus, Inc.(b)	2,508
3,771	Exelixis, Inc.(b)	60,487
655	Fate Therapeutics, Inc.(b)	6,609

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA — 15.7% (Continued)
887	FibroGen, Inc.(b)	$14,210
10,790	Gilead Sciences, Inc.	926,321
273	Guardant Health, Inc.(b)	7,426
852	Halozyme Therapeutics, Inc.(b)	48,479
129	Harmony Biosciences Holdings, Inc.(b)	7,108
1,730	ImmunoGen, Inc.(b)	8,581
2,058	Incyte Corporation(b)	165,299
122	Inhibrx, Inc.(b)	3,006
1,419	Innoviva, Inc.(b)	18,802
746	Insmed, Inc.(b)	14,905
1,353	Instil Bio, Inc.(b)	852
473	Intellia Therapeutics, Inc.(b)	16,503
500	Intra-Cellular Therapies, Inc.(b)	26,460
1,816	Ionis Pharmaceuticals, Inc.(b)	68,590
1,737	Iovance Biotherapeutics, Inc.(b)	11,099
2,587	Ironwood Pharmaceuticals, Inc.(b)	32,053
139	iTeos Therapeutics, Inc.(b)	2,715
250	IVERIC bio, Inc.(b)	5,353
14,231	Johnson & Johnson	2,513,905
64	Karuna Therapeutics, Inc.(b)	12,576
85	Keros Therapeutics, Inc.(b)	4,082
395	Kezar Life Sciences, Inc.(b)	2,781
216	Kiniksa Pharmaceuticals Ltd.(b)	3,236
96	Krystal Biotech, Inc.(b)	7,605
262	Kura Oncology, Inc.(b)	3,251
264	Kymera Therapeutics, Inc.(b)	6,589
224	Legend Biotech Corporation - ADR(b)	11,182
126	Ligand Pharmaceuticals, Inc.(b)	8,417
86	Madrigal Pharmaceuticals, Inc.(b)	24,962
1,180	MannKind Corporation(b)	6,219
6,235	Maravai LifeSciences Holdings, Inc.(b)	89,223
18,192	Merck & Company, Inc.	2,018,401
210	Mirati Therapeutics, Inc.(b)	9,515
1,951	Moderna, Inc.(b)	350,439
184	Morphic Holding, Inc.(b)	4,922

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA — 15.7% (Continued)
7,143	Nektar Therapeutics(b)	$16,143
583	Neurocrine Biosciences, Inc.(b)	69,634
778	NGM Biopharmaceuticals, Inc.(b)	3,906
316	Nkarta, Inc.(b)	1,893
1,200	Novavax, Inc., Class A(b)	12,336
2,574	Nuvation Bio, Inc.(b)	4,942
2,205	Organogenesis Holdings, Inc.(b)	5,931
7,573	Organon & Company	211,514
461	Pacira BioSciences, Inc.(b)	17,799
52,908	Pfizer, Inc.	2,711,005
558	Point Biopharma Global, Inc.(b)	4,068
313	Prestige Consumer Healthcare, Inc.(b)	19,594
58	Prometheus Biosciences, Inc.(b)	6,380
459	PTC Therapeutics, Inc.(b)	17,520
137	Reata Pharmaceuticals, Inc., Class A(b)	5,205
416	Recursion Pharmaceuticals, Inc.(b)	3,207
905	Regeneron Pharmaceuticals, Inc.(b)	652,947
681	REGENXBIO, Inc.(b)	15,445
550	Relay Therapeutics, Inc.(b)	8,217
423	Relmada Therapeutics, Inc.(b)	1,476
125	Replimune Group, Inc.(b)	3,400
230	Revance Therapeutics, Inc.(b)	4,246
284	REVOLUTION Medicines, Inc.(b)	6,765
7,196	Royalty Pharma plc, Class A	284,386
340	Sage Therapeutics, Inc.(b)	12,968
2,416	Sana Biotechnology, Inc.(b)	9,543
2,105	Sangamo Therapeutics, Inc.(b)	6,610
396	Sarepta Therapeutics, Inc.(b)	51,314
1,225	Seagen, Inc.(b)	157,425
354	SIGA Technologies, Inc.	2,605
2,174	Sorrento Therapeutics, Inc.(b)	1,926
287	SpringWorks Therapeutics, Inc.(b)	7,465
453	Supernus Pharmaceuticals, Inc.(b)	16,159
178	Syndax Pharmaceuticals, Inc.(b)	4,530
690	TG Therapeutics, Inc.(b)	8,163

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA — 15.7% (Continued)
419	Travere Therapeutics, Inc.(b)	$8,812
884	Ultragenyx Pharmaceutical, Inc.(b)	40,956
265	United Therapeutics Corporation(b)	73,694
576	Vanda Pharmaceuticals, Inc.(b)	4,257
127	Vaxcyte, Inc.(b)	6,090
1,792	Vertex Pharmaceuticals, Inc.(b)	517,494
1,414	Viatris, Inc.	15,738
512	Vir Biotechnology, Inc.(b)	12,959
527	Xencor, Inc.(b)	13,723
245	Zentalis Pharmaceuticals, Inc.(b)	4,934
		19,806,409
	CABLE & SATELLITE — 1.1%
8,210	Altice USA, Inc., Class A(b)	37,766
10	Cable One, Inc.	7,119
777	Charter Communications, Inc., Class A(b)	263,481
27,212	Comcast Corporation, Class A	951,603
5,322	DISH Network Corporation, Class A(b)	74,721
1,219	Liberty Broadband Corporation - Series C(b)	92,973
		1,427,663
	CHEMICALS — 6.4%
1,582	AdvanSix, Inc.	60,148
231	Air Products and Chemicals, Inc.	71,208
39	Albemarle Corporation	8,458
5,130	American Vanguard Corporation	111,372
98	Ashland, Inc.	10,538
235	Avery Dennison Corporation	42,535
288	Avient Corporation	9,723
488	Axalta Coating Systems Ltd.(b)	12,429
385	Cabot Corporation	25,733
230	Celanese Corporation	23,515
8,070	CF Industries Holdings, Inc.	687,564
551	Chemours Company (The)	16,872
1,364	Codexis, Inc.(b)	6,356
35,329	Corteva, Inc.	2,076,640
283	CVR Partners, L.P.	28,464

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CHEMICALS — 6.4% (Continued)
2,652	Dow, Inc.	$133,634
5,776	DuPont de Nemours, Inc.	396,407
1,337	Eastman Chemical Company	108,885
10,155	Ecolab, Inc.	1,478,163
664	Element Solutions, Inc.	12,078
8,632	FMC Corporation	1,077,274
2,785	GreenLight Biosciences Holdings PBC(b)	3,286
300	Hawkins, Inc.	11,580
122	HB Fuller Company	8,738
742	Huntsman Corporation	20,390
398	International Flavors & Fragrances, Inc.	41,726
414	Intrepid Potash, Inc.(b)	11,952
2,693	LSB Industries, Inc.(b)	35,817
30,804	Mosaic Company	1,351,372
387	PPG Industries, Inc.	48,661
187	RPM International, Inc.	18,223
127	Sensient Technologies Corporation	9,261
240	Sherwin-Williams Company (The)	56,959
479	Trinseo plc	10,878
683	Tronox Holdings plc, Class A	9,364
938	Univar Solutions, Inc.(b)	29,828
93	Westlake Corporation	9,536
		8,075,567
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,898	ABM Industries, Inc.	84,309
137	AMN Healthcare Services, Inc.(b)	14,086
1,930	Aramark	79,786
210	ASGN, Inc.(b)	17,111
72	Barrett Business Services, Inc.	6,716
341	Brady Corporation, Class A	16,061
290	Brink’s Company	15,576
127	Cintas Corporation	57,356
66	Clean Harbors, Inc.(b)	7,532
93	CorVel Corporation(b)	13,516
1,125	Deluxe Corporation	19,103

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.7% (Continued)
540	First Advantage Corporation(b)	$7,020
99	FTI Consulting, Inc.(b)	15,721
437	H&R Block, Inc.	15,955
1,813	Healthcare Services Group, Inc.	21,756
545	Heritage-Crystal Clean, Inc.(b)	17,702
284	Insperity, Inc.	32,262
1,753	Kelly Services, Inc., Class A	29,626
156	Kforce, Inc.	8,553
218	Korn Ferry	11,035
1,622	ManpowerGroup, Inc.	134,967
814	Robert Half International, Inc.	60,098
3,164	SP Plus Corporation(b)	109,854
578	Stericycle, Inc.(b)	28,836
284	TriNet Group, Inc.(b)	19,255
682	TrueBlue, Inc.(b)	13,354
71	UniFirst Corporation	13,702
1,010	Viad Corporation(b)	24,634
		895,482
	CONSTRUCTION MATERIALS — 0.1%
516	Advanced Drainage Systems, Inc.	42,296
99	Carlisle Companies, Inc.	23,329
485	Owens Corning	41,371
		106,996
	CONSUMER SERVICES — 0.1%
18	Graham Holdings Company, Class B	10,876
698	Matthews International Corporation, Class A	21,247
400	Rent-A-Center, Inc.	9,020
242	Service Corp International	16,732
2,608	WW International, Inc.(b)	10,067
		67,942

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONTAINERS & PACKAGING — 0.2%
327	AptarGroup, Inc.	$35,963
1,159	Berry Global Group, Inc.	70,039
835	Graphic Packaging Holding Company	18,579
196	Greif, Inc., Class B	15,333
3,348	Pactiv Evergreen, Inc.	38,033
736	Sealed Air Corporation	36,712
365	Sonoco Products Company	22,159
		236,818
	DATA CENTER REIT — 0.1%
327	Digital Realty Trust, Inc.	32,788
69	Equinix, Inc.	45,197
		77,985
	DIVERSIFIED INDUSTRIALS — 2.3%
6,262	3M Company	750,939
460	Dover Corporation	62,289
804	Emerson Electric Company	77,232
21,836	General Electric Company	1,829,638
554	Honeywell International, Inc.	118,722
269	Illinois Tool Works, Inc.	59,261
		2,898,081
	E—COMMERCE DISCRETIONARY — 0.7%
2,105	1-800-Flowers.com, Inc., Class A(b)	20,124
8,824	Amazon.com, Inc.(b)	741,215
959	eBay, Inc.	39,770
56	Etsy, Inc.(b)	6,708
314	Overstock.com, Inc.(b)	6,079
367	Wayfair, Inc., Class A(b)	12,071
		825,967
	ELECTRICAL EQUIPMENT — 0.6%
80	Acuity Brands, Inc.	13,249
112	AMETEK, Inc.	15,649
514	Amphenol Corporation, Class A	39,136
88	Atkore International Group, Inc.(b)	9,981
198	Belden, Inc.	14,236
1,864	Carrier Global Corporation	76,890

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT — 0.6% (Continued)
144	Cognex Corporation	$6,784
2,210	Fortive Corporation	141,993
189	Generac Holdings, Inc.(b)	19,025
84	Hubbell, Inc.	19,713
296	Itron, Inc.(b)	14,992
189	Keysight Technologies, Inc.(b)	32,332
32	Littelfuse, Inc.	7,046
231	National Instruments Corporation	8,524
121	Novanta, Inc.(b)	16,440
223	OSI Systems, Inc.(b)	17,733
329	Otis Worldwide Corporation	25,764
313	Rockwell Automation, Inc.	80,619
92	Roper Technologies, Inc.	39,752
178	Sensata Technologies Holding plc	7,188
416	SMART Global Holdings, Inc.(b)	6,190
229	Trimble, Inc.(b)	11,578
691	Vertiv Holdings Company	9,439
823	Vontier Corporation	15,909
457	Watts Water Technologies, Inc., Class A	66,827
		716,989
	ENGINEERING & CONSTRUCTION — 0.8%
848	AECOM	72,021
224	Dycom Industries, Inc.(b)	20,966
152	EMCOR Group, Inc.	22,513
6,427	Jacobs Solutions, Inc.	771,690
422	Tetra Tech, Inc.	61,270
49	TopBuild Corporation(b)	7,668
		956,128
	ENTERTAINMENT CONTENT — 0.6%
1,020	Activision Blizzard, Inc.	78,081
621	AMC Networks, Inc., Class A(b)	9,731
196	Electronic Arts, Inc.	23,947
1,089	Endeavor Group Holdings, Inc.(b)	24,546
1,731	Fox Corporation, Class A	52,570
1,695	Lions Gate Entertainment Corporation, Class A(b)	9,678

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ENTERTAINMENT CONTENT — 0.6% (Continued)
5,077	Paramount Global, Class B	$85,701
902	ROBLOX Corporation, Class A(b)	25,671
508	Take-Two Interactive Software, Inc.(b)	52,898
3,705	Walt Disney Company(b)	321,891
3,980	Warner Bros Discovery, Inc.(b)	37,730
1,405	Warner Music Group Corporation	49,203
		771,647
	FOOD — 3.7%
2,257	B&G Foods, Inc.	25,166
4,104	Campbell Soup Company	232,902
7,080	Conagra Brands, Inc.	273,996
520	Darling Ingredients, Inc.(b)	32,547
3,064	Flowers Foods, Inc.	88,059
24,848	Fresh Del Monte Produce, Inc.	650,769
4,664	General Mills, Inc.	391,076
2,584	Hain Celestial Group, Inc.(b)	41,809
251	Hershey Company	58,124
1,425	Hostess Brands, Inc.(b)	31,977
2,033	Ingredion, Inc.	199,092
368	J & J Snack Foods Corporation	55,093
3,060	J M Smucker Company	484,888
256	John B Sanfilippo & Son, Inc.	20,818
6,910	Kellogg Company	492,268
1,828	Lamb Weston Holdings, Inc.	163,350
53	Lancaster Colony Corporation	10,457
477	McCormick & Company, Inc.	39,539
1,055	Mission Produce, Inc.(b)	12,259
17,492	Mondelez International, Inc., Class A	1,165,841
452	Post Holdings, Inc.(b)	40,798
1,503	SunOpta, Inc.(b)	12,685
3,140	TreeHouse Foods, Inc.(b)	155,053
652	Utz Brands, Inc.	10,341
		4,688,907

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(a)
167	Louisiana-Pacific Corporation	$9,886

	GAS & WATER UTILITIES — 2.0%
1,802	American States Water Company	166,775
10,372	American Water Works Company, Inc.	1,580,901
3,733	California Water Service Group	226,369
7,777	Essential Utilities, Inc.	371,196
399	Middlesex Water Company	31,389
144	Northwest Natural Holding Company	6,853
1,790	SJW Group	145,330
430	York Water Company	19,341
		2,548,154
	HEALTH CARE FACILITIES & SERVICES — 11.2%
2,414	23andMe Holding Company(b)	5,214
794	Acadia Healthcare Company, Inc.(b)	65,362
82	Addus HomeCare Corporation(b)	8,158
564	Agiliti, Inc.(b)	9,199
804	agilon health, Inc.(b)	12,977
320	Amedisys, Inc.(b)	26,733
3,100	AmerisourceBergen Corporation	513,701
364	Apollo Medical Holdings, Inc.(b)	10,771
12,909	Brookdale Senior Living, Inc.(b)	35,242
4,569	Cano Health, Inc.(b)	6,260
8,713	Cardinal Health, Inc.	669,768
3,127	Catalent, Inc.(b)	140,746
10,410	Centene Corporation(b)	853,724
976	Charles River Laboratories International, Inc.(b)	212,670
37	Chemed Corporation	18,886
1,573	Cigna Corporation	521,198
92,489	Community Health Systems, Inc.(b)	399,552
8,221	CVS Health Corporation	766,115
5,342	DaVita, Inc.(b)	398,887
875	Elevance Health, Inc.	448,849
1,398	Encompass Health Corporation	83,614
1,578	Enhabit, Inc.(b)	20,766
345	Ensign Group, Inc.	32,640

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 11.2% (Continued)
623	Fulgent Genetics, Inc.(b)	$18,553
4,166	HCA Healthcare, Inc.	999,673
3,106	Henry Schein, Inc.(b)	248,076
492	Humana, Inc.	251,997
5,030	Invitae Corporation(b)	9,356
3,781	IQVIA Holdings, Inc.(b)	774,689
5,222	Laboratory Corp of America Holdings	1,229,677
168	LHC Group, Inc.(b)	27,164
1,542	LifeStance Health Group, Inc.(b)	7,617
2,561	McKesson Corporation	960,682
448	Medpace Holdings, Inc.(b)	95,160
216	Molina Healthcare, Inc.(b)	71,328
251	National HealthCare Corporation	14,935
3,093	NeoGenomics, Inc.(b)	28,579
20,405	OPKO Health, Inc.(b)	25,506
813	Option Care Health, Inc.(b)	24,463
11,081	Owens & Minor, Inc.	216,412
963	Patterson Companies, Inc.	26,993
4,144	Pediatrix Medical Group, Inc.(b)	61,580
2,839	Premier, Inc., Class A	99,308
4,367	Quest Diagnostics, Inc.	683,173
3,840	RadNet, Inc.(b)	72,307
5,212	Select Medical Holdings Corporation	129,414
2,087	Sotera Health Company(b)	17,385
813	Surgery Partners, Inc.(b)	22,650
16,276	Syneos Health, Inc.(b)	597,004
638	Teladoc Health, Inc.(b)	15,089
8,767	Tenet Healthcare Corporation(b)	427,742
2,642	UnitedHealth Group, Inc.	1,400,737
2,121	Universal Health Services, Inc., Class B	298,828
91	US Physical Therapy, Inc.	7,374
		14,124,483

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE REIT — 0.2%
74,925	Diversified Healthcare Trust	$48,462
1,059	Healthpeak Properties, Inc.	26,549
2,192	Medical Properties Trust, Inc.	24,419
150	National Health Investors, Inc.	7,833
255	Omega Healthcare Investors, Inc.	7,127
1,347	Ventas, Inc.	60,683
698	Welltower, Inc.	45,754
		220,827
	HOME & OFFICE PRODUCTS — 0.1%
1,451	ACCO Brands Corporation	8,111
2,718	Newell Brands, Inc.	35,551
490	Scotts Miracle-Gro Company	23,809
564	Whirlpool Corporation	79,784
		147,255
	HOME CONSTRUCTION — 0.7%
428	Century Communities, Inc.	21,404
1,691	DR Horton, Inc.	150,735
875	Dream Finders Homes, Inc.(b)	7,578
255	Fortune Brands Home & Security, Inc.	14,563
1,166	KB Home	37,137
2,325	Lennar Corporation, Class B	173,863
158	LGI Homes, Inc.(b)	14,631
420	M/I Homes, Inc.(b)	19,396
660	Masco Corporation	30,802
252	Masterbrand, Inc.(b)	1,903
738	MDC Holdings, Inc.	23,321
371	Meritage Homes Corporation(b)	34,206
447	Mohawk Industries, Inc.(b)	45,692
13	NVR, Inc.(b)	59,964
1,936	PulteGroup, Inc.	88,146
1,370	Taylor Morrison Home Corporation(b)	41,580
1,194	Toll Brothers, Inc.	59,604
1,401	Tri Pointe Homes, Inc.(b)	26,045
		850,570

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOTEL REIT — 0.1%
464	Apple Hospitality REIT, Inc.	$7,322
1,899	Host Hotels & Resorts, Inc.	30,479
1,314	Park Hotels & Resorts, Inc.	15,492
666	RLJ Lodging Trust	7,053
82	Ryman Hospitality Properties, Inc.	6,706
		67,052
	HOUSEHOLD PRODUCTS — 5.0%
245	Beauty Health Company (The)(b)	2,230
408	Central Garden & Pet Company, Class A(b)	14,606
3,998	Church & Dwight Company, Inc.	322,279
5,425	Clorox Company	761,290
8,148	Colgate-Palmolive Company	641,981
621	Energizer Holdings, Inc.	20,835
165	Estee Lauder Companies, Inc., Class A	40,938
277	Kimberly-Clark Corporation	37,603
194	Nu Skin Enterprises, Inc., Class A	8,179
28,224	Procter & Gamble Company	4,277,628
3,440	Spectrum Brands Holdings, Inc.	209,565
		6,337,134
	INDUSTRIAL INTERMEDIATE PROD — 0.1%
268	Valmont Industries, Inc.	88,620

	INDUSTRIAL REIT — 0.0%(a)
384	Prologis, Inc.	43,288

	INDUSTRIAL SUPPORT SERVICES — 0.1%
50	Applied Industrial Technologies, Inc.	6,302
382	Fastenal Company	18,076
124	MSC Industrial Direct Company, Inc., Class A	10,131
870	Resideo Technologies, Inc.(b)	14,312
88	SiteOne Landscape Supply, Inc.(b)	10,324
16	U-Haul Holding Company	963
141	U-Haul Holding Company	7,752

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.1% (Continued)
69	United Rentals, Inc.(b)	$24,524
79	Watsco, Inc.	19,703
92	WESCO International, Inc.(b)	11,518
68	WW Grainger, Inc.	37,824
		161,429
	INFRASTRUCTURE REIT — 0.1%
173	American Tower Corporation	36,652
659	Crown Castle, Inc.	89,387
91	SBA Communications Corporation, A	25,508
		151,547
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
2,379	Bank of New York Mellon Corporation	108,292
2,583	BGC Partners, Inc., Class A	9,738
176	Cboe Global Markets, Inc.	22,083
240	CME Group, Inc.	40,358
158	Evercore, Inc., Class A	17,235
866	Goldman Sachs Group, Inc.	297,367
170	Interactive Brokers Group, Inc., Class A	12,300
554	Intercontinental Exchange, Inc.	56,835
1,404	Jefferies Financial Group, Inc.	48,129
485	Lazard Ltd., Class A	16,815
178	Moelis & Company, Class A	6,830
3,693	Morgan Stanley	313,978
330	Nasdaq, Inc.	20,246
344	Northern Trust Corporation	30,441
54	Piper Sandler Cos	7,030
140	SEI Investments Company	8,162
1,255	State Street Corporation	97,350
403	StoneX Group, Inc.(b)	38,406
45	Virtu Financial, Inc., Class A	918
		1,152,513
	INSURANCE — 1.9%
1,256	Aflac, Inc.	90,357
1,941	Allstate Corporation	263,199
303	American Equity Investment Life Holding Company	13,823

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE — 1.9% (Continued)
279	American Financial Group, Inc.	$38,301
1,728	American International Group, Inc.	109,279
203	Arthur J Gallagher & Company	38,274
413	Assurant, Inc.	51,650
398	Brighthouse Financial, Inc.(b)	20,405
249	Brown & Brown, Inc.	14,186
464	Cincinnati Financial Corporation	47,509
153	CNA Financial Corporation	6,469
623	CNO Financial Group, Inc.	14,236
1,157	Equitable Holdings, Inc.	33,206
47	Erie Indemnity Company, Class A	11,690
6,849	Genworth Financial, Inc., Class A(b)	36,231
163	Globe Life, Inc.	19,650
202	Hanover Insurance Group, Inc.	27,296
1,336	Hartford Financial Services Group, Inc.	101,309
491	Jackson Financial, Inc., Class A	17,082
436	Kemper Corporation	21,451
1,567	Lincoln National Corporation	48,138
1,898	Loews Corporation	110,710
41	Markel Corporation(b)	54,017
672	Marsh & McLennan Companies, Inc.	111,203
584	Mercury General Corporation	19,973
2,548	MetLife, Inc.	184,399
2,121	Old Republic International Corporation	51,222
623	Principal Financial Group, Inc.	52,282
1,704	Progressive Corporation	221,025
2,150	Prudential Financial, Inc.	213,838
473	Radian Group, Inc.	9,020
489	Reinsurance Group of America, Inc.	69,482
178	Selective Insurance Group, Inc.	15,773
1,021	Travelers Companies, Inc.	191,427
967	Unum Group	39,676
396	Voya Financial, Inc.	24,350
642	W R Berkley Corporation	46,590
		2,438,728

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INTERNET MEDIA & SERVICES — 4.4%
94	Airbnb, Inc., CLASS A(b)	$8,037
52,701	Alphabet, Inc., Class A(b)	4,649,810
33	Booking Holdings, Inc.(b)	66,504
352	Expedia Group, Inc.(b)	30,835
271	GoDaddy, Inc., Class A(b)	20,276
2,898	IAC, Inc.(b)	128,671
3,280	Meta Platforms, Inc., Class A(b)	394,715
497	Netflix, Inc.(b)	146,556
3,636	Opendoor Technologies, Inc.(b)	4,218
323	Pinterest, Inc., Class A(b)	7,842
1,994	Snap, Inc., Class A(b)	17,846
51	VeriSign, Inc.(b)	10,477
		5,485,787
	LEISURE FACILITIES & SERVICES — 0.4%
1,417	AMC Entertainment Holdings, Inc., Class A(b)	5,767
764	Cinemark Holdings, Inc.(b)	6,616
174	Hilton Grand Vacations, Inc.(b)	6,706
408	Hilton Worldwide Holdings, Inc.	51,555
281	Hyatt Hotels Corporation, Class A(b)	25,416
379	Live Nation Entertainment, Inc.(b)	26,431
69	Madison Square Garden Sports Corporation	12,650
817	Marriott International, Inc., Class A	121,643
125	Marriott Vacations Worldwide Corporation	16,824
335	Six Flags Entertainment Corporation(b)	7,789
2,291	Starbucks Corporation	227,268
593	Travel + Leisure Company	21,585
56	Vail Resorts, Inc.	13,348
155	Wyndham Hotels & Resorts, Inc.	11,053
		554,651
	LEISURE PRODUCTS — 0.0%(a)
264	Camping World Holdings, Inc., CLASS A	5,892
320	Hasbro, Inc.	19,524
786	Mattel, Inc.(b)	14,022
311	Topgolf Callaway Brands Corporation(b)	6,142
		45,580

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY — 4.1%
6,115	AGCO Corporation	$848,089
529	Alamo Group, Inc.	74,906
538	Caterpillar, Inc.	128,883
6,089	Deere & Company	2,610,719
136	Donaldson Company, Inc.	8,006
497	Energy Recovery, Inc.(b)	10,184
837	Enovis Corporation(b)	44,796
3,695	Evoqua Water Technologies Corporation(b)	146,322
393	Flowserve Corporation	12,057
1,047	Franklin Electric Company, Inc.	83,498
131	Graco, Inc.	8,811
523	Hillenbrand, Inc.	22,316
700	Hyster-Yale Materials Handling, Inc., Class A	17,717
65	IDEX Corporation	14,841
316	Ingersoll Rand, Inc.	16,511
39	Kadant, Inc.	6,928
346	Kennametal, Inc.	8,325
86	Lincoln Electric Holdings, Inc.	12,426
286	Lindsay Corporation	46,575
72	MSA Safety, Inc.	10,382
98	Nordson Corporation	23,297
233	Parker-Hannifin Corporation	67,803
99	Regal Rexnord Corporation	11,878
123	Snap-on, Inc.	28,104
94	Standex International Corporation	9,627
384	Stanley Black & Decker, Inc.	28,846
248	Terex Corporation	10,595
108	Toro Company (The)	12,226
7,972	Xylem, Inc.	881,464
		5,206,132
	MEDICAL EQUIPMENT & DEVICES — 5.5%
154	10X Genomics, Inc., Class A(b)	5,612
3,852	Abbott Laboratories	422,911
56	ABIOMED, Inc. - CVR(b)(c)	431
1,659	Adaptive Biotechnologies Corporation(b)	12,675

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.5% (Continued)
780	Agilent Technologies, Inc.	$116,727
70	Align Technology, Inc.(b)	14,763
265	Alphatec Holdings, Inc.(b)	3,273
570	AngioDynamics, Inc.(b)	7,849
504	Artivion, Inc.(b)	6,108
118	AtriCure, Inc.(b)	5,237
6	Atrion Corporation	3,357
677	Avanos Medical, Inc.(b)	18,320
43,351	Avantor, Inc.(b)	914,272
5,957	Baxter International, Inc.	303,628
2,023	Becton Dickinson and Company	514,448
301	Bio-Rad Laboratories, Inc., Class A(b)	126,567
203	Bio-Techne Corporation	16,825
6,643	Boston Scientific Corporation(b)	307,372
537	Bruker Corporation	36,704
369	Cardiovascular Systems, Inc.(b)	5,026
196	CareDx, Inc.(b)	2,236
558	Cerus Corporation(b)	2,037
298	CONMED Corporation	26,415
128	Cooper Companies, Inc.	42,326
891	Cue Health, Inc.(b)	1,844
3,660	Danaher Corporation	971,436
812	DENTSPLY SIRONA, Inc.	25,854
363	DexCom, Inc.(b)	41,106
1,585	Edwards Lifesciences Corporation(b)	118,257
304	Envista Holdings Corporation(b)	10,236
546	Exact Sciences Corporation(b)	27,032
332	Globus Medical, Inc., Class A(b)	24,658
341	Haemonetics Corporation(b)	26,820
1,399	Hologic, Inc.(b)	104,659
207	ICU Medical, Inc.(b)	32,598
69	IDEXX Laboratories, Inc.(b)	28,149
371	Illumina, Inc.(b)	75,016
39	Inari Medical, Inc.(b)	2,479
268	Inogen, Inc.(b)	5,282

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.5% (Continued)
12	Inspire Medical Systems, Inc.(b)	$3,023
71	Insulet Corporation(b)	20,902
1,309	Integer Holdings Corporation(b)	89,614
709	Integra LifeSciences Holdings Corporation(b)	39,754
505	Intuitive Surgical, Inc.(b)	134,002
49	iRhythm Technologies, Inc.(b)	4,590
167	Lantheus Holdings, Inc.(b)	8,510
56	LeMaitre Vascular, Inc.	2,577
190	Masimo Corporation(b)	28,111
213	Meridian Bioscience, Inc.(b)	7,074
350	Merit Medical Systems, Inc.(b)	24,717
35	Mettler-Toledo International, Inc.(b)	50,591
945	Myriad Genetics, Inc.(b)	13,712
351	NanoString Technologies, Inc.(b)	2,797
604	Natera, Inc.(b)	24,263
233	Neogen Corporation(b)	3,549
199	Nevro Corporation(b)	7,880
911	NuVasive, Inc.(b)	37,570
597	Orthofix Medical, Inc.(b)	12,256
76	Penumbra, Inc.(b)	16,907
571	PerkinElmer, Inc.	80,066
506	QuidelOrtho Corporation(b)	43,349
59	Repligen Corporation(b)	9,989
293	ResMed, Inc.	60,982
10,032	SmileDirectClub, Inc.(b)	3,533
3,809	SomaLogic, Inc.(b)	9,561
1,835	Stryker Corporation	448,639
75	Surmodics, Inc.(b)	2,559
250	Tandem Diabetes Care, Inc.(b)	11,238
321	Teleflex, Inc.	80,131
1,456	Thermo Fisher Scientific, Inc.	801,804
803	Varex Imaging Corporation(b)	16,301
112	Veracyte, Inc.(b)	2,658
180	Waters Corporation(b)	61,664
252	West Pharmaceutical Services, Inc.	59,308
2,082	Zimmer Biomet Holdings, Inc.	265,455
		6,900,181

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	METALS & MINING — 0.1%
1,533	Compass Minerals International, Inc.	$62,852
76	Encore Wire Corporation	10,455
646	Freeport-McMoRan, Inc.	24,548
386	Southern Copper Corporation	23,311
		121,166
	MORTGAGE FINANCE — 0.1%
1,627	AGNC Investment Corporation	16,839
764	Annaly Capital Management, Inc.	16,105
278	Blackstone Mortgage Trust, Inc., Class A	5,885
1,693	Chimera Investment Corporation	9,312
2,484	New Residential Investment Corporation	20,294
651	PennyMac Mortgage Investment Trust	8,066
512	Starwood Property Trust, Inc.	9,385
		85,886
	MULTI ASSET CLASS REIT — 0.0%(a)
944	American Finance Trust, Inc.	5,598
259	Apartment Income REIT Corporation	8,886
670	Vornado Realty Trust	13,943
121	WP Carey, Inc.	9,456
		37,883
	OFFICE REIT — 0.1%
536	Alexandria Real Estate Equities, Inc.	78,080
320	American Assets Trust, Inc.	8,480
542	Boston Properties, Inc.	36,628
1,418	Brandywine Realty Trust	8,721
393	Douglas Emmett, Inc.	6,162
277	Highwoods Properties, Inc.	7,750
2,203	Hudson Pacific Properties, Inc.	21,435
294	Kilroy Realty Corporation	11,369
1,118	Paramount Group, Inc.	6,641
245	SL Green Realty Corporation	8,261
		193,527

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	PUBLISHING & BROADCASTING — 0.1%
8,466	Clear Channel Outdoor Holdings, Inc.(b)	$8,889
4,839	Gannett Company, Inc.(b)	9,823
671	Gray Television, Inc.	7,508
2,107	iHeartMedia, Inc., Class A(b)	12,916
234	New York Times Company (The), Class A	7,596
1,589	News Corporation, Class B	29,302
92	Nexstar Media Group, Inc.	16,103
685	Sinclair Broadcast Group, Inc., Class A	10,624
558	TEGNA, Inc.	11,824
		114,585
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(a)
277	American Homes 4 Rent, Class A	8,349
419	Invitation Homes, Inc.	12,419
		20,768
	REAL ESTATE SERVICES — 0.2%
5,709	Anywhere Real Estate, Inc.(b)	36,481
1,868	CBRE Group, Inc., Class A(b)	143,760
2,426	Compass, Inc.(b)	5,653
663	eXp World Holdings, Inc.	7,346
579	Jones Lang LaSalle, Inc.(b)	92,275
1,439	Newmark Group, Inc., Class A	11,469
		296,984
	RENEWABLE ENERGY — 0.0%(a)
350	EnerSys	25,844
98	First Solar, Inc.(b)	14,679
832	Sunrun, Inc.(b)	19,985
		60,508
	RESIDENTIAL REIT — 0.1%
137	AvalonBay Communities, Inc.	22,128
80	Camden Property Trust	8,950
152	Equity LifeStyle Properties, Inc.	9,819
383	Equity Residential	22,597
67	Essex Property Trust, Inc.	14,199
96	Mid-America Apartment Communities, Inc.	15,071
74	Sun Communities, Inc.	10,582
248	UDR, Inc.	9,605
		112,951

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL — CONSUMER STAPLES — 1.9%
2,980	Albertsons Companies, Inc., Class A	$61,805
779	Big Lots, Inc.	11,451
318	Dollar General Corporation	78,308
325	Dollar Tree, Inc.(b)	45,968
49	Five Below, Inc.(b)	8,667
110	PriceSmart, Inc.	6,686
2,835	SpartanNash Company	85,730
890	Sprouts Farmers Market, Inc.(b)	28,809
1,760	Target Corporation	262,310
24,032	Walgreens Boots Alliance, Inc.	897,836
6,462	Walmart, Inc.	916,247
		2,403,817
	RETAIL — DISCRETIONARY — 1.7%
727	Aaron’s Company, Inc.	8,688
399	Abercrombie & Fitch Company, Class A(b)	9,141
515	Academy Sports & Outdoors, Inc.	27,058
93	Advance Auto Parts, Inc.	13,674
795	American Eagle Outfitters, Inc.	11,098
49	Asbury Automotive Group, Inc.(b)	8,783
214	AutoNation, Inc.(b)	22,962
10	AutoZone, Inc.(b)	24,662
806	Bath & Body Works, Inc.	33,965
182	Beacon Roofing Supply, Inc.(b)	9,608
4,240	Bed Bath & Beyond, Inc.(b)	10,642
5,055	Best Buy Company, Inc.	405,462
101	BlueLinx Holdings, Inc.(b)	7,182
157	Builders FirstSource, Inc.(b)	10,186
148	Burlington Stores, Inc.(b)	30,008
420	CarMax, Inc.(b)	25,574
401	Designer Brands, Inc., Class A	3,922
425	Dick’s Sporting Goods, Inc.	51,123
51	Dillard’s, Inc., Class A	16,483
111	Floor & Decor Holdings, Inc., Class A(b)	7,729
520	Foot Locker, Inc.	19,651
1,572	GameStop Corporation, Class A(b)	29,019

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL — DISCRETIONARY — 1.7% (Continued)
2,496	Gap, Inc.	$28,155
102	Genuine Parts Company	17,698
158	GMS, Inc.(b)	7,868
54	Group 1 Automotive, Inc.	9,740
1,374	Home Depot, Inc.	433,991
2,197	Kohl’s Corporation	55,474
81	Lithia Motors, Inc.	16,584
1,512	Lowe’s Companies, Inc.	301,251
4,059	Macy’s, Inc.	83,818
2,580	Nordstrom, Inc.	41,641
24	O’Reilly Automotive, Inc.(b)	20,257
90	Penske Automotive Group, Inc.	10,344
750	Petco Health & Wellness Company, Inc.(b)	7,110
6,989	Qurate Retail, Inc.(b)	35,434
23	RH(b)	6,145
593	Ross Stores, Inc.	68,830
122	Rush Enterprises, Inc., Class B	6,865
832	Sally Beauty Holdings, Inc.(b)	10,417
165	Sonic Automotive, Inc., Class A	8,130
1,792	TJX Companies, Inc.	142,643
174	Tractor Supply Company	39,145
48	Ulta Beauty, Inc.(b)	22,515
330	Urban Outfitters, Inc.(b)	7,871
326	Victoria’s Secret & Company(b)	11,664
664	Warby Parker, Inc.(b)	8,957
103	Williams-Sonoma, Inc.	11,837
		2,201,004
	RETAIL REIT — 0.1%
367	Brixmor Property Group, Inc.	8,320
62	Federal Realty Investment Trust	6,264
1,315	Kimco Realty Corporation	27,852
157	Realty Income Corporation	9,959
103	Regency Centers Corporation	6,438
411	Simon Property Group, Inc.	48,284
		107,117

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SELF—STORAGE REIT — 0.0%(a)
77	Extra Space Storage, Inc.	$11,333
95	Public Storage	26,618
		37,951
	SEMICONDUCTORS — 1.4%
770	Advanced Micro Devices, Inc.(b)	49,873
353	Amkor Technology, Inc.	8,465
248	Analog Devices, Inc.	40,679
1,275	Applied Materials, Inc.	124,160
382	Azenta, Inc.	22,240
331	Broadcom, Inc.	185,072
251	Cirrus Logic, Inc.(b)	18,694
624	Coherent Corporation(b)	21,902
91	Diodes, Inc.(b)	6,929
238	Entegris, Inc.	15,610
19,585	Intel Corporation	517,633
87	IPG Photonics Corporation(b)	8,236
99	KLA Corporation	37,326
164	Lam Research Corporation	68,929
407	Marvell Technology, Inc.	15,075
404	Microchip Technology, Inc.	28,381
2,744	Micron Technology, Inc.	137,145
179	MKS Instruments, Inc.	15,167
641	NVIDIA Corporation	93,676
473	ON Semiconductor Corporation(b)	29,501
340	Qorvo, Inc.(b)	30,818
1,313	QUALCOMM, Inc.	144,351
284	Skyworks Solutions, Inc.	25,881
90	Synaptics, Inc.(b)	8,564
225	Teradyne, Inc.	19,654
584	Texas Instruments, Inc.	96,488
773	Vishay Intertechnology, Inc.	16,674
		1,787,123

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE — 3.5%
165	Adobe, Inc.(b)	$55,527
116	Akamai Technologies, Inc.(b)	9,779
27	ANSYS, Inc.(b)	6,523
66	Autodesk, Inc.(b)	12,333
6,614	Avaya Holdings Corporation(b)	1,296
64	Cadence Design Systems, Inc.(b)	10,281
107	Concentrix Corporation	14,248
9,951	ContextLogic, Inc.(b)	4,853
611	Dropbox, Inc., Class A(b)	13,674
379	Ebix, Inc.	7,565
463	Evolent Health, Inc., Class A(b)	13,001
325	Fortinet, Inc.(b)	15,889
614	Gen Digital, Inc.	13,158
80	Intuit, Inc.	31,138
15,225	Microsoft Corporation	3,651,261
317	Oak Street Health, Inc.(b)	6,819
1,124	Omnicell, Inc.(b)	56,672
2,750	Oracle Corporation	224,785
83	Palo Alto Networks, Inc.(b)	11,582
1,547	R1 RCM, Inc.(b)	16,940
415	Salesforce, Inc.(b)	55,025
31	ServiceNow, Inc.(b)	12,036
267	SS&C Technologies Holdings, Inc.	13,900
41	Synopsys, Inc.(b)	13,091
557	VMware, Inc., Class A(b)	68,377
64	Workday, Inc., Class A(b)	10,709
80	Zoom Video Communications, Inc., Class A(b)	5,419
		4,355,881
	SPECIALTY FINANCE — 0.6%
1,485	American Express Company	219,408
1,010	Bread Financial Holdings, Inc.	38,037
1,527	Capital One Financial Corporation	141,949
604	Discover Financial Services	59,089
1,733	Fidelity National Financial, Inc.	65,195
1,005	First American Financial Corporation	52,602
4,795	loanDepot, Inc.	7,912

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY FINANCE — 0.6% (Continued)
663	MGIC Investment Corporation	$8,619
245	Mr Cooper Group, Inc.(b)	9,832
493	OneMain Holdings, Inc.	16,422
178	PennyMac Financial Services, Inc.	10,085
513	PROG Holdings, Inc.(b)	8,665
427	Stewart Information Services Corporation	18,246
1,801	Synchrony Financial	59,181
97	Walker & Dunlop, Inc.	7,613
		722,855
	SPECIALTY REITS — 0.0%(a)
686	Iron Mountain, Inc.	34,197
118	Lamar Advertising Company, Class A	11,139
389	Outfront Media, Inc.	6,450
		51,786
	TECHNOLOGY HARDWARE — 4.9%
790	3D Systems Corporation(b)	5,846
22,447	Apple, Inc.	2,916,540
240	Arista Networks, Inc.(b)	29,124
438	Arrow Electronics, Inc.(b)	45,802
586	Avnet, Inc.	24,366
1,650	Benchmark Electronics, Inc.	44,039
517	Ciena Corporation(b)	26,357
8,019	Cisco Systems, Inc.	382,025
4,678	CommScope Holding Company, Inc.(b)	34,383
3,335	Corning, Inc.	106,520
22,246	Dell Technologies, Inc., Class C	894,734
83	F5, Inc.(b)	11,911
9,821	Hewlett Packard Enterprise Company	156,743
27,541	HP, Inc.	740,027
3,155	Jabil, Inc.	215,171
964	Juniper Networks, Inc.	30,809
459	Knowles Corporation(b)	7,537
241	Lumentum Holdings, Inc.(b)	12,573
140	Motorola Solutions, Inc.	36,079
1,218	NCR Corporation(b)	28,513

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE — 4.9% (Continued)
420	NetApp, Inc.	$25,225
328	NETGEAR, Inc.(b)	5,940
1,000	Plexus Corporation(b)	102,930
245	Pure Storage, Inc., Class A(b)	6,556
735	Sanmina Corporation(b)	42,108
888	Snap One Holdings Corporation(b)	6,580
382	Super Micro Computer, Inc.(b)	31,362
278	TD SYNNEX Corporation	26,329
797	TTM Technologies, Inc.(b)	12,019
33	Ubiquiti, Inc.	9,026
3,246	Western Digital Corporation(b)	102,411
2,798	Xerox Holdings Corporation	40,851
127	Zebra Technologies Corporation, Class A(b)	32,564
		6,193,000
	TECHNOLOGY SERVICES — 1.4%
317	Amdocs Ltd.	28,815
410	Automatic Data Processing, Inc.	97,932
731	Block, Inc., Class A(b)	45,936
112	Booz Allen Hamilton Holding Corporation	11,706
117	Broadridge Financial Solutions, Inc.	15,693
59	CACI International, Inc., Class A(b)	17,735
391	CDW Corporation/DE	69,825
1,901	Cognizant Technology Solutions Corporation, Class A.	108,717
11,691	Conduent, Inc.(b)	47,349
3,412	DXC Technology Company(b)	90,418
40	EPAM Systems, Inc.(b)	13,110
224	Equifax, Inc.	43,537
169	Euronet Worldwide, Inc.(b)	15,950
74	ExlService Holdings, Inc.(b)	12,538
17	Fair Isaac Corporation(b)	10,176
1,136	Fidelity National Information Services, Inc.	77,078
669	Fiserv, Inc.(b)	67,616
28	Gartner, Inc.(b)	9,412
368	Global Payments, Inc.	36,550
357	Green Dot Corporation, Class A(b)	5,648

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES — 1.4% (Continued)
102	ICF International, Inc.	$10,103
247	Insight Enterprises, Inc.(b)	24,767
1,286	International Business Machines Corporation	181,184
35	Jack Henry & Associates, Inc.	6,145
7,493	Kyndryl Holdings, Inc.(b)	83,322
299	Mastercard, Inc., Class A	103,970
937	MAXIMUS, Inc.	68,710
576	MoneyGram International, Inc.(b)	6,273
176	Moody’s Corporation	49,037
167	Parsons Corporation(b)	7,724
300	Paychex, Inc.	34,668
1,346	PayPal Holdings, Inc.(b)	95,862
138	S&P Global, Inc.	46,222
588	TransUnion	33,369
199	TTEC Holdings, Inc.	8,782
2,651	Unisys Corporation(b)	13,547
106	Verisk Analytics, Inc.	18,701
379	Visa, Inc., Class A	78,741
2,387	Western Union Company	32,869
		1,729,737
	TELECOMMUNICATIONS — 5.2%
50,072	AT&T, Inc.	921,826
662	DigitalBridge Group, Inc.	7,242
564	EchoStar Corporation, Class A(b)	9,408
1,162	Frontier Communications Parent, Inc.(b)	29,608
242	IDT Corporation, Class B(b)	6,817
25,490	Lumen Technologies, Inc.	133,058
3,013	Telephone and Data Systems, Inc.	31,606
1,249	T-Mobile US, Inc.(b)	174,860
132,064	Verizon Communications, Inc.	5,203,321
		6,517,746

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS — 0.3%
1,395	CH Robinson Worldwide, Inc.	$127,726
754	Expeditors International of Washington, Inc.	78,356
1,084	GXO Logistics, Inc.(b)	46,276
373	Hub Group, Inc., Class A(b)	29,650
209	JB Hunt Transport Services, Inc.	36,441
226	Landstar System, Inc.	36,815
68	Norfolk Southern Corporation	16,757
710	Ryder System, Inc.	59,335
		431,356
	TRANSPORTATION EQUIPMENT — 0.0%(a)
115	Cummins, Inc.	27,864
98	Westinghouse Air Brake Technologies Corporation	9,781
		37,645
	WHOLESALE — CONSUMER STAPLES — 3.9%
6,031	Andersons, Inc. (The)	211,025
16,301	Archer-Daniels-Midland Company	1,513,548
25,313	Bunge Ltd.	2,525,479
532	Calavo Growers, Inc.	15,641
605	Chefs’ Warehouse, Inc. (The)(b)	20,134
259	Grocery Outlet Holding Corporation(b)	7,560
3,380	Sysco Corporation	258,401
5,019	United Natural Foods, Inc.(b)	194,285
3,461	US Foods Holding Corporation(b)	117,743
		4,863,816
	WHOLESALE — DISCRETIONARY — 0.1%
397	ePlus, Inc.(b)	17,579
384	G-III Apparel Group Ltd.(b)	5,265
153	PC Connection, Inc.	7,176
505	ScanSource, Inc.(b)	14,756
186	Veritiv Corporation	22,638
		67,414

	TOTAL COMMON STOCKS (Cost $128,365,449)	125,908,625

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022

Shares		Fair Value
	RIGHT — 0.0%(a)
	NON—LISTED RIGHT — 0.0%(a)
195	Contra Zogenix, Inc.(c)	$390

	TOTAL RIGHT (Cost $129)	390

	TOTAL INVESTMENTS — 99.8% (Cost $128,365,578)	125,909,015
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	240,302
	NET ASSETS — 100.0%	$126,149,317

ADR - American Depositary Receipt

CVR - Contingent Value Right

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investment securities:
Securities at Cost	$128,365,578
Securities at Value	$125,909,015
Cash	70,930
Dividends and interest receivable	121,874
Due from Authorized Participant	1,326,772
Deposit with broker	60,000
TOTAL ASSETS	127,488,591

LIABILITIES
Payable for Fund shares repurchased	650
Investment advisory fees payable	11,852
Payable for investments purchased	1,326,772
TOTAL LIABILITIES	1,339,274
NET ASSETS	$126,149,317

Net Assets Consist of:
Paid in capital	$133,984,747
Accumulated loss	(7,835,430)
NET ASSETS	$126,149,317

Net Asset Value Per Share:
Net Assets	$126,149,317
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,754,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.54

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividends (net of $156 foreign withholding taxes)	$2,121,670
Interest	4,082
Other income	969
TOTAL INVESTMENT INCOME	2,126,721

EXPENSES
Investment advisory fees	126,683

NET INVESTMENT INCOME	2,000,038

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on
Investments:	(5,223,712)
In-Kind Redemptions:	5,635,883
Net change in unrealized depreciation on investments	(12,215,167)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(11,802,996)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(9,802,958)

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period* Ended
	December 31,	December 31,
	2022	2021
FROM OPERATIONS:
Net investment income	$2,000,038	$1,079,121
Net realized loss from investments	(5,223,712)	(165,306)
Net realized gain from distributions from underlying investments	—	4,556
Net realized gain from In-Kind redemptions	5,635,883	3,218,150
Net change in unrealized appreciation (depreciation) on investments	(12,215,167)	9,758,604
Net increase (decrease) in net assets resulting from operations	(9,802,958)	13,895,125

DISTRIBUTIONS TO SHAREHOLDERS FROM:
From Return of Capital	—	(117,160)
Total distributions paid from earnings	(2,009,423)	(1,080,606)
Net decrease in net assets from distributions to shareholders	(2,009,423)	(1,197,766)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	53,512,862	116,775,927
Payments for shares redeemed	(27,036,381)	(18,088,069)
Net increase in net assets from shares of beneficial interest	26,476,481	98,687,858

TOTAL INCREASE IN NET ASSETS	14,664,100	111,385,217

NET ASSETS:
Beginning of Year/Period	111,485,217	100,000
End of Year/Period	$126,149,317	$111,485,217

SHARE ACTIVITY
Shares Sold	2,000,000	4,400,000
Shares Redeemed	(1,000,000)	(650,000)
Net increase in shares of beneficial interest outstanding	1,000,000	3,750,000

*	Commenced operations on February 24, 2021.

See accompanying notes to the financial statements.

Humankind US Stock ETF
FINANCIAL HIGHLIGHTS

(Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Each Year/Period Presented)

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2022	2021*
Net asset value, beginning of year/period	$29.70	$25.00
Activity from investment operations:
Net investment income(1)	0.47	0.37
Net realized and unrealized gain on investments	(3.16)	4.69
Total from investment operations	(2.69)	5.06
Less distributions from:
Net investment income	(0.47)	(0.33)
Return of capital	—	(0.03)
Total distributions	(0.47)	(0.36)
Net asset value, end of year/period	$26.54	$29.70
Market price, end of year/period	$26.52	$29.71
Total return(3)	(9.05)%	20.31	% (2)
Market price total return(3)	(9.15)%	20.35	% (2)
Net assets, end of year/period (000s)	$126,149	$111,485
Ratio of expenses to average net assets	0.11%	0.11	% (4)
Ratio of net investment income to average net assets	1.74%	1.54	% (4)
Portfolio Turnover Rate(5)	26%	22	% (2)

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.	ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Company, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$125,908,625	$—	$—	$125,908,625
Rights	—	390	—	390
Total	$125,908,625	$390	$—	$125,909,015

The Fund did not hold any Level 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended December 31, 2021, or expected to be taken in the Fund’s December 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Maryland, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. For the year ended December 31, 2022, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transaction and short-term investments, amounted to $29,462,041 and $29,323,412, respectively. For the year ended December 31, 2022 cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $53,400,974 and $27,025,179, respectively.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the year ended December 31, 2022, the Fund incurred $126,683 in advisory fees, and $11,852 was due to the advisor.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of December 31, 2022, the Plan has not been activated. For the year ended December 31, 2022, the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional
Fee for In-Kind and	Variable Charge for
Cash Purchases	Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION — TAX BASIS

At December 31, 2022, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Depreciation
Humankind US Stock ETF	$128,355,652	$9,810,472	$(12,257,109)	$(2,446,637)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended December 31, 2022, and December 31, 2021, was as follows:

	Fiscal Year	Fiscal Year
	Ended	Ended
	December 31,	December 31,
	2022	2021
Ordinary Income	$2,009,423	$1,080,606
Long-Term Capital Gain	—	—
Return of Capital	—	117,160
	$2,009,423	$1,197,766

As of December 31, 2022, the components of distributable earnings/(deficit) on a tax basis were as follows:

		Post October				Total
Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
Ordinary	Long-Term	Late Year	Loss Carry	Book/Tax	Appreciation/	Earnings/
Income	Gains	Loss	Forwards	Differences	(Depreciation)	(Losses)
$—	$—	$(346,667)	$(5,042,126)	$—	$(2,446,637)	$(7,835,430)

The difference between book basis and tax basis undistributed net investment income/ (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships and C-Corporation return of capital distributions.

Late year losses incurred on certain specified items for tax purposes after October 31st, but within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $10,113.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $336,554.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022

At December 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$3,869,084	$1,173,042	$5,042,126	$—

Permanent book and tax differences, primarily attributable to redemptions In-Kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the fiscal year ended December 31, 2022 as follows:

Accumulated
Paid In Capital	Earnings (Losses)
$5,627,700	$(5,627,700)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Humankind US Stock ETF
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Directors of Humankind Benefit Corporation
and the Shareholder of Humankind US Stock ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Humankind US Stock ETF, a series of shares of beneficial interest in Humankind Benefit Corporation(the “Fund”), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period February 24, 2021 (commencement of operations) through December 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period February 24, 2021 through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Humankind Benefit Corporation since 2021.

Philadelphia, Pennsylvania
March 1, 2023

Humankind US Stock ETF
EXPENSE EXAMPLE (Unaudited)
December 31, 2022

As a shareholder of the Fund you incur ongoing costs, which include management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022 (the “period”).

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Annualized	During Period
	7/1/22	12/31/22	Expense Ratio	7/1/22-12/31/22
Actual*	$1,000.00	$1,042.70	0.11%	$0.57
Hypothetical*
(5% return before expenses)	$1,000.00	$1,024.65	0.11%	$0.56

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period (184), divided by the number of days in the fiscal year (365).

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

Approval of Continuation of Investment Advisory Agreement

At its meeting in November 2022, the Board of Directors (the “Board”), including the Independent Directors, considered the continuation of the Investment Advisory Agreement between the Humankind Benefit Corporation (the “Company”) and Humankind Investments, LLC (the “Adviser”) with respect to the Humankind U.S. Stock ETF (separately, the “Fund” and the “Investment Advisory Agreement”). The material factors and conclusions that formed the basis of the Board’s determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Board, including the Independent Directors, considered the scope of services that the Adviser provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that the Adviser effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) performing compliance services on behalf of the Fund. The Board noted no changes to the services that the Adviser provides to the Fund under the terms of the Investment Advisory Agreement. The Board further considered the investment philosophy and investment industry experience of the portfolio managers, and noted the investment methodology developed by the Adviser and utilized to manage the Fund’s portfolio consistent with the index it tracks, and in accordance with its investment strategy. The Independent Directors also noted the Fund’s performance compared to its benchmark index, including the fact that the Fund had outperformed its benchmark index for the one-year and since inception periods ended September 30, 2022 as well as the Fund’s performance compared to its peer group. Based upon the foregoing, the Board concluded that they are satisfied with the nature, extent and quality of services that the Adviser provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Board, including the Independent Directors, considered the unitary management fee that the Fund pays to the Adviser under the Investment Advisory Agreement, as well as the Adviser’s profitability from the services that it renders to the Fund. The Board noted that, while a Rule 12b-1 Distribution Plan had been approved on behalf of the Fund, 12b-1 fees were neither accrued nor paid pursuant to the Rule 12b-1 Distribution Plan. The Board also considered the Adviser’s commitment with respect to the Fund and the growth of assets in the Fund over time.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Comparative Fee and Expense Data. The Board, including the Independent Directors, noted that the Fund’s unitary fee was less than the median and average of the Fund’s peer group and its Morningstar category. The Board then noted that the Fund’s gross and net total expense ratios were the same. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Board concluded that the Adviser’s advisory fee continues to be reasonable.

Economies of Scale. The Board, including the Independent Directors, considered whether the Fund may benefit from any economies of scale, but did not find that any meaningful economies of scale were realized and noted the relatively low level of assets in the Fund. The Board, including the Independent Directors, also noted the Adviser’s view that due to the Fund’s net asset total and the fact that the Adviser has not realized meaningful economies of scale with respect to the Fund, fee breakpoints are not necessary or appropriate at this time.

Other Benefits. The Board, including the Independent Directors, noted that the Adviser does not utilize soft dollar arrangements with respect to portfolio transactions and does not utilize affiliated brokers to execute the Fund’s portfolio transactions. The Board, including the Independent Directors, concluded that all things considered, the Adviser does not receive material additional financial benefits or fall out benefits from services rendered to the Fund.

General Conclusion. After considering and weighing a variety of factors, with various written materials and verbal information presented by the Adviser throughout the course of the year and since the inception of the Fund, the Board, including the Independent Directors voting separately, concluded in its business judgement that the terms of the Investment Advisory Agreement between the Adviser and the Company were fair and reasonable it would be in the best interests of the Fund and its shareholders to approve renewal of Investment Advisory Agreement. In reaching this conclusion, the Board, including the Independent Directors, did not give particular weight to any single piece of information or factor examined. The Board, including the Independent Directors, considered various factors and information over the course of the year, and since inception, in numerous meetings, some of which were in executive session. It is possible that individual Directors may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Investment Advisory Agreement.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2022, the Company’s Liquidity Risk Management Program Administrator (the “Administrator”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Name (Year of Birth; Positions with the Funds since*)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex** Overseen by Director	Other Directorships Held During the Past 5 Years
Independent Directors
Jason Cik (1981); Director and Chairman of the Board since 2021	Founder and Owner, Naturepedic (since 2003)	1	None
Dina Kook (1987); Director since 2021	Managing Director, Head of Fund Finance, Monroe Capital LLC (since 2022); Director, Fund Finance, Financial Institutions Sector, ING Capital LLC (2020-2022); Vice President, Fund Finance, Financial Institutions Sector, ING Capital LLC (2017-2020); Associate, Fund Finance, Financial Institutions Sector, ING Capital LLC (2014-2017)	1	None
Zachary Roseman (1987); Director since 2021	Founder and Chief Executive Officer, Draftboard (since 2022); Chief Executive Officer, Mosaic Group (2020-2022); Chief Operating Officer, Mosaic Group (2018-2020); General Manager, Apalon (2019-2020); Vice President of Operations, Apalon (2018-2019); Head of Corporate Development, Apalon (2017-2019); Senior Director, Strategy and M&A, IAC (2017); Director, Strategy and M&A, IAC (2016-2017)	1	None

Interested Director

James Katz (1987); Director since 2020	Chief Executive Officer (since 2019) and Chief Compliance Officer (2019-2021), Humankind Investments LLC (since 2019); Quantitative Equity Analyst, Data Scientist, Vanguard (2016-2018)	1	Director, Humankind Financial Group, PBC (since 2020)

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Name (Year of Birth)	Position(s) Held with the Company*	Principal Occupations During the Past 5 Years
James Katz (1987)	President, Principal Executive Officer, and Director	Chief Executive Officer (since 2019) and Chief Compliance Officer (2019-2021), Humankind Investments LLC; Quantitative Equity Analyst, Data Scientist, Vanguard (2016-2018)
Yi Yi Mon Aye Han (1984)	Vice President	Chief Operating Officer (since 2023), Director of Operations (2022), Portfolio Manager (since 2020), Humankind Investments LLC; Portfolio Manager, Senior Quantitative Analyst, Quantitative Analyst, Redwood Investment Management, LLC (2015-2020)
Brian Curley (1976)	Treasurer, and Principal Financial Officer	Treasurer, Northern Lights Fund Trust III (since 2013); Treasurer, Cantor Fitzgerald Sustainable Infrastructure Fund (since 2022); Treasurer, Fairway Private Equity & Venture Capital Opportunities Fund (since 2022); Treasurer, Humankind US Stock ETF (since 2021); Vice President, Ultimus Fund Solutions, LLC (since 2014); Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Paul F. Leone (1963)	Secretary	Vice President, Senior Legal Counsel; Ultimus Fund Solutions (since 2020); Secretary, Centaur Mutual Funds Trust (since 2020); Secretary, Capitol Series Trust (since 2021); Secretary, Papp Investment Trust (since 2021); Attorney, Leone Law Office P.C. (2019 to 2020); Senior Counsel, Empower Retirement (2015 to 2019).

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

Name (Year of Birth)	Position(s) Held with the Company*	Principal Occupations During the Past 5 Years
Deryk Jones (1988)	Anti-Money Laundering Compliance Officer	Compliance Analyst, Northern Lights Compliance Services, LLC (since 2018); AML Officer, Princeton Private Investments Access Fund (since 2019); AML Officer, Lind Capitol Partners Municipal Credit Income Fund (since 2022).
N. Lynn Bowley (1958)	Chief Compliance Officer	Senior Vice President and Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2007); Chief Compliance Officer, Alternative Strategies Fund (since 2016); Chief Compliance Officer, Dynamic Alternatives Fund (since 2022); Chief Compliance Officer, Primark Private Equity Investments Fund (2020 - 2022); Chief Compliance Officer, the VELA Funds (since 2020); Chief Compliance Officer, Northern Lights Fund Trust (2007-2020); Chief Compliance Officer, Northern Lights Variable Trust (2017-2020).

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2022, the Trust was comprised of 1 active portfolio managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund in the Trust advised by the Fund’s Adviser. The Fund does not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-557-6692.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

MARYLAND BENEFIT CORPORATION

Privacy Policies and Procedures

The Maryland Benefit Corporation, (the “Company”) has adopted the following privacy policies in order to safeguard the personal information of the Company’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Company officers are responsible for ensuring that the following policies and procedures are implemented:

1)       The Company is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations 18. The Company will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)       The Company conducts its business affairs through its Directors, officers and third parties that provide services pursuant to agreements with the Company. The Company has no employees. It is anticipated that the Directors and officers of the Company who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Company.

3)       The Company may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)       The Company may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Company will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Company has adopted the following procedures:

1)       The Company will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

[18]	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2022

2)       The Company will direct each of its Service Providers to adhere to the privacy policy of the Company and to its privacy policies with respect to all customer information of the Company and to take all actions reasonably necessary so that the Company is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)       The Company requires its Service Providers to provide periodic reports to the Company’s Board of Directors outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Company’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

 PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-557-6657 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

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INVESTMENT ADVISER
Humankind Investments LLC
79 Madison Avenue
New York, NY 10016

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUMANKIND-AR22

(b) Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)i The Registrant’s board of trustees has determined that Zachary Roseman is an audit committee financial expert, as defined in Item 3 of Form N-CSR.

(a)(2) Mr. Roseman is independent for purposes of this Item 3.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series                                     2021         2022

Humankind US Stock ETF             $7,000       $7,000

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series                                   2021       2022

Humankind US Stock ETF            $3,000       $3,000

(d)       All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal years ended December 31, 2021 and 2022.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2021 and 2022 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

(i)         Not applicable

(j)         Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz

James Katz, Director

Date 3/6/23

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz

James Katz, Principal Executive Officer/President

Date 3/6/23

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/6/23